SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES (Details) (Parenthetical) - USD ($)			6 Months Ended				12 Months Ended
		Aug. 03, 2024	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023		Jul. 31, 2024	Jul. 26, 2024	May 27, 2024
IfrsStatementLineItems [Line Items]
Revenue from licence fee			$ 23,639	[1]	$ 48,468	[1]	$ 71,333	[2]	$ 387,751	[2]
Contractor fee			125,000	[3]	125,000	[3]	$ 250,000	[4]	250,000	[4]
Borrowings, interest rate							8.00%
Loan from a related company			24,548	[5]	40,110	[5]	$ 80,219	[6]	60,712	[6]
Convertible loan			4,350,000				3,743,000		3,269,000
Loan from immediate holding company			58,077	[7]	100,671	[7]	187,584	[8]	78,926	[8]
Issue of convertible instruments			4,350,000				3,350,000		3,250,000
Convertible loan			$ 4,350,000		3,350,000		$ 3,350,000		$ 3,250,000
Convertible loan percentage			8.00%				8.00%		8.00%
Convertible loan notes			$ 151,245	[9]	132,153	[9]	$ 266,520	[10]	$ 80,822	[10]
Write off of due from a related company	[11]						81,347
Shareholders [member]
IfrsStatementLineItems [Line Items]
Issue of convertible instruments			1,000,000
HBM IV, Inc, [member] | Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Convertible loan held amount		$ 1,000,000
Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 1,000,000				$ 1,000,000
Borrowings, interest rate			8.00%				8.00%
Convertible loan			$ 1,000,000								$ 1,000,000
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 2,346,391		$ 2,814,483		$ 1,664,483		$ 2,250,000
Borrowings, interest rate			8.00%				8.00%
Convertible loan			$ 517,535								517,535		$ 1,940,858
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Principal amount											482,465	$ 482,465
Convertible loan			$ 482,465								$ 482,465

[1]	During the six months ended 30 September 2024, the Group generated revenue from shareholders amounting to $23,639 (30 September 2023: $48,468).
[2]	During the year ended 31 March 2024, the Group entered into sales agreements with certain shareholders amounting to $71,333 in revenue generated (2023: $387,751).
[3]	During the six months ended 30 September 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $125,000 (30 September 2023: $125,000).
[4]	During the year ended 31 March 2024, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $250,000 (2023: $250,000).
[5]	The Group had a loan with principal of $1,000,000 due to Diginex Holdings Limited. During the six months ended 30 September 2024, the loan bears an 8% annual interest charge and interest of $24,548 accrued up to the date of Recapitalization (six months ended 30 September 2023: $40,110). Upon the Recapitalization, the loan was converted into convertible loan notes with principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount, and the corresponding interest was recognized as finance charges on convertible loan notes.
[6]	The Group has an outstanding loan principal of $1,000,000 due to Diginex (Holdings) Limited. The loan bears an 8% annual interest charge and interest of $80,219 accrued during the year ended 31 March 2024 (2023: $60,712).
[7]	The Group has a loan outstanding from the immediate holding company, Rhino Ventures, with a principal balance of $2,346,391 at 30 September 2024 (30 September 2023: $2,814,483). The loan bears an 8% annual interest charge and interest of $58,077 accrued during the six months ended 30 September 2024 (30 September 2023: $100,671).
[8]	The Group has a loan outstanding from the immediate holding company, Rhino Ventures Limited, with a principal balance of $1,664,483 at 31 March 2024 (2023: $2,250,000). The loan bears an 8% annual interest charge and interest of $187,584 accrued during the year ended 31 March 2024 (2023: $78,926).
[9]	During the six months ended 30 September 2024 and 2023, The Group had convertible loan notes issued to existing shareholders of the Company. Upon the Recapitalization, convertible loan notes with principal of $1,000,000 were converted from the loan from a related company. There were notes outstanding principal of $4,350,000 at 30 September 2024 (30 September 2023: $3,350,000). The loan note bears an 8% annual interest charge and interest of $151,245 accrued during the six months ended 30 September 2024 (30 September 2023: $132,153). On 3 August 2024, the maturity date of a convertible loan note with a principal of $1,000,000 held by HBM IV, Inc. was extended to 3 November 2024 and then further extended to 3 January 2025.
[10]	During the year ended 31 March 2024 and 2023, the Group issued convertible loan notes to existing shareholders of the Company. There were notes outstanding of $3,743,000 at 31 March 2024 (2023: $3,269,000. The loan note bears an 8% annual interest charge and interest of $266,520 accrued during the year ended 31 March 2024 (2023: $80,822).
[11]	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2023: $Nil).